UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-03916

Name of Registrant: Vanguard Specialized Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: January 31

Date of reporting period: October 31, 2014

Item 1: Schedule of Investments

Vanguard Energy Fund

Schedule of Investments
As of October 31, 2014

			Market
			Value
		Shares	($000)
Common Stocks (96.6%)[1]
United States (62.1%)
Construction & Engineering (0.4%)
	KBR Inc.	2,466,300	47,057

Energy Equipment & Services (9.7%)
	Schlumberger Ltd.	4,313,519	425,572
	Halliburton Co.	5,413,972	298,526
	Baker Hughes Inc.	4,943,670	261,817
*,2 SEACOR Holdings Inc.		960,253	79,173
	Ensco plc Class A	1,347,724	54,704
	National Oilwell Varco Inc.	82,776	6,013
	Transocean Ltd.	103,557	3,089
	Nabors Industries Ltd.	136,300	2,433
	Patterson-UTI Energy Inc.	87,500	2,015
*	Cameron International Corp.	29,300	1,745
	Helmerich & Payne Inc.	18,400	1,597
*	Weatherford International plc	96,200	1,580
*	Paragon Offshore plc	145,824	710
*	Seventy Seven Energy Inc.	32,000	418
			1,139,392
Oil, Gas & Consumable Fuels (51.6%)
	Exxon Mobil Corp.	10,710,494	1,035,812
	Chevron Corp.	5,172,740	620,470
	Pioneer Natural Resources Co.	2,231,965	421,975
	EOG Resources Inc.	3,749,332	356,374
	Anadarko Petroleum Corp.	2,889,500	265,198
	Range Resources Corp.	3,670,390	251,055
	CONSOL Energy Inc.	6,785,785	249,717
	EQT Corp.	2,401,170	225,806
	Cabot Oil & Gas Corp.	6,921,514	215,259
*	Antero Resources Corp.	3,818,305	200,232
	Energen Corp.	2,862,617	193,799
	Phillips 66	2,407,484	188,987
	Occidental Petroleum Corp.	1,960,123	174,314
	Noble Energy Inc.	3,013,278	173,655
	ConocoPhillips	2,259,309	163,009
	Marathon Petroleum Corp.	1,749,550	159,034
*	Southwestern Energy Co.	4,192,585	136,301
	Denbury Resources Inc.	8,530,204	105,775
*	Diamondback Energy Inc.	1,379,211	94,393
	QEP Resources Inc.	3,702,673	92,826
	Valero Energy Corp.	1,840,284	92,180
	Spectra Energy Corp.	2,208,100	86,403
	Marathon Oil Corp.	2,095,820	74,192
*	Whiting Petroleum Corp.	1,092,755	66,920
	Devon Energy Corp.	1,104,025	66,241
*	Rice Energy Inc.	2,332,595	61,650
	Kinder Morgan Inc.	1,592,473	61,629
	Hess Corp.	721,739	61,211

*	Cobalt International Energy Inc.	4,071,172	47,673
	Murphy Oil Corp.	670,100	35,777
	Apache Corp.	450,029	34,742
	HollyFrontier Corp.	727,100	32,996
	Chesapeake Energy Corp.	179,800	3,988
	Williams Cos. Inc.	53,900	2,992
*	Newfield Exploration Co.	78,800	2,570
*	Ultra Petroleum Corp.	50,300	1,147
*	Cheniere Energy Inc.	2,700	203
			6,056,505
Other (0.4%)
^,3 Vanguard Energy ETF		36,300	45,698
Total United States			7,288,652
International (34.9%)
Australia (0.7%)
	Oil Search Ltd.	10,589,728	80,781
	Woodside Petroleum Ltd.	119,605	4,237
	WorleyParsons Ltd.	24,000	288
			85,306
Brazil (1.2%)
	Petroleo Brasileiro SA ADR	11,651,875	136,327
	Petroleo Brasileiro SA Preference Shares	368,044	2,263
	Petroleo Brasileiro SA	249,132	1,468
	Petroleo Brasileiro SA ADR	23,950	293
			140,351
Canada (9.5%)
	Suncor Energy Inc. XNYS	4,911,082	174,540
	Canadian Natural Resources Ltd. XNYS	4,813,443	167,893
	Cenovus Energy Inc. XNYS	4,285,580	106,111
	Enbridge Inc. XNYS	1,932,700	91,533
^	Crescent Point Energy Corp.	2,124,300	70,210
	Cameco Corp.	3,418,370	59,411
	Pacific Rubiales Energy Corp.	3,931,795	59,306
	TransCanada Corp. XNYS	1,146,100	56,491
^	PrairieSky Royalty Ltd.	1,778,600	54,760
*	Paramount Resources Ltd. Class A	1,232,700	51,624
	Encana Corp. XNYS	2,388,090	44,490
*	Seven Generations Energy Ltd.	2,012,729	40,538
	Keyera Corp.	377,400	30,023
	Pembina Pipeline Corp.	716,900	29,743
^	Trilogy Energy Corp.	1,866,100	29,075
^	Veresen Inc.	1,370,500	21,511
	Suncor Energy Inc. XTSE	246,534	8,754
	Canadian Natural Resources Ltd. XTSE	194,278	6,780
	Cenovus Energy Inc. XTSE	174,839	4,327
	Encana Corp. XTSE	201,300	3,751
	Enbridge Inc. XTSE	58,050	2,747
	TransCanada Corp. XTSE	43,896	2,164
			1,115,782
China (1.6%)
^	PetroChina Co. Ltd. ADR	943,995	118,471
	Beijing Enterprises Holdings Ltd.	7,191,000	58,946
	PetroChina Co. Ltd.	4,412,000	5,545
	China Petroleum & Chemical Corp.	5,679,600	4,938
*	GCL-Poly Energy Holdings Ltd.	7,253,000	2,449

CNOOC Ltd.	1,333,717	2,088
		192,437
Denmark (0.0%)
* Vestas Wind Systems A/S	88,663	2,973

Finland (0.0%)
Neste Oil Oyj	123,787	2,678

France (2.9%)
Total SA ADR	5,383,020	322,389
Total SA	291,829	17,415
Technip SA	19,382	1,406
		341,210
Hong Kong (0.0%)
* Brightoil Petroleum Holdings Ltd.	2,943,000	938

Hungary (0.0%)
MOL Hungarian Oil & Gas plc	29,788	1,419

India (1.3%)
Reliance Industries Ltd.	7,257,832	118,254
Power Grid Corp. of India Ltd.	9,930,983	23,580
Bharat Petroleum Corp. Ltd.	220,956	2,637
Hindustan Petroleum Corp. Ltd.	272,511	2,388
Indian Oil Corp. Ltd.	395,235	2,369
* Essar Oil Ltd.	1,151,025	2,281
Oil & Natural Gas Corp. Ltd.	266,509	1,778
* Mangalore Refinery & Petrochemicals Ltd.	1,197,065	1,157
		154,444
Israel (0.0%)
Paz Oil Co. Ltd.	8,114	1,156
* Oil Refineries Ltd.	800,000	259
		1,415
Italy (1.6%)
Eni SPA ADR	4,289,805	182,317
Eni SPA	288,291	6,140
		188,457
Japan (1.0%)
Inpex Corp.	8,611,200	110,373
Cosmo Oil Co. Ltd.	1,248,000	1,917
Japan Petroleum Exploration Co.	8,700	287
		112,577
Netherlands (0.7%)
Koninklijke Vopak NV	1,131,957	56,748
Fugro NV	1,718,941	23,794
		80,542
Norway (0.7%)
^ Statoil ASA ADR	2,476,590	56,838
* DNO ASA	9,277,688	22,545
Statoil ASA	201,885	4,614
Akastor ASA	460,109	1,587
Subsea 7 SA	112,702	1,217
		86,801

Poland (0.0%)
Polskie Gornictwo Naftowe i Gazownictwo SA	1,680,339	2,510

Portugal (0.7%)
Galp Energia SGPS SA	5,442,953	79,120

Russia (2.0%)
Rosneft OAO GDR	22,003,139	122,717
Gazprom OAO ADR	8,791,343	58,347
Lukoil OAO ADR	954,012	46,905
Tatneft OAO ADR	93,030	3,320
Gazprom OAO	124,674	410
Surgutneftegas OAO ADR	61,700	407
		232,106
South Africa (0.1%)
Sasol Ltd.	110,232	5,507

Spain (0.7%)
Repsol SA	3,504,412	78,383

Thailand (0.1%)
PTT PCL (Foreign)	302,200	3,423
PTT Exploration & Production PCL (Foreign)	625,100	2,818
* PTT Global Chemical PCL	203,800	391
		6,632
Turkey (0.0%)
Tupras Turkiye Petrol Rafinerileri AS	120,364	2,613

United Kingdom (9.7%)
Royal Dutch Shell plc ADR	7,641,785	548,604
BP plc ADR	7,413,285	322,181
BG Group plc	11,051,052	184,174
* Ophir Energy plc	13,649,538	40,541
BP plc	2,391,782	17,232
Royal Dutch Shell plc Class A	331,089	11,856
Royal Dutch Shell plc Class B	281,866	10,457
Royal Dutch Shell plc Class A (Amsterdam Shares)	181,857	6,518
* Cairn Energy plc	1	—
		1,141,563
Total International		4,055,764
Total Common Stocks (Cost $7,329,372)		11,344,416

	Coupon
Temporary Cash Investments (4.1%)[1]
Money Market Fund (2.1%)
[4,5] Vanguard Market Liquidity Fund	0.114%		249,003,541	249,004

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (1.9%)
RBS Securities, Inc.
(Dated 10/31/14, Repurchase Value
$223,701,000, collateralized by U.S.
Treasury Note/Bond 0.750%-8.125%,
8/15/15-11/15/43 , with a value of
$228,176,000)	0.070%	11/3/14	223,700	223,700

U.S. Government and Agency Obligations (0.1%)
6 Federal Home Loan Bank Discount Notes	0.045%	11/21/14	3,500	3,500
[6,7] Federal Home Loan Bank Discount Notes	0.030%	12/19/14	100	100
[6,7] Federal Home Loan Bank Discount Notes	0.050%	12/26/14	3,500	3,499
[6,7] Federal Home Loan Bank Discount Notes	0.070%	3/27/15	1,300	1,300
				8,399
Total Temporary Cash Investments (Cost $481,103)				481,103
Total Investments (100.7%) (Cost $7,810,475)				11,825,519
Other Assets and Liabilities-Net (-0.7%)[4]				(80,950)
Net Assets (100%)				11,744,569

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $191,814,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.1% and 2.6%, respectively, of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Includes $191,814,000 of collateral received for securities on loan.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
7 Securities with a value of $3,100,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures

Energy Fund

contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North America	8,404,434	—	—
Common Stocks—Other	1,687,420	1,252,562	—
Temporary Cash Investments	249,004	232,099	—
Futures Contracts—Assets[1]	722	—	—
Futures Contracts—Liabilities[1]	(5)	—	—
Total	10,341,575	1,484,661	—

Energy Fund

1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At October 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	December 2014	1185	119,175	50
S&P 500 Index	December 2014	121	60,845	1,051
				1,101

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. The fund has invested in a company that is considered to be an affiliated company of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of this company were as follows:

			Current Period Transactions
	Jan. 31,		Proceeds			Oct. 31,
	2014		from		Capital Gain	2014
	Market	Purchases	Securities	Dividend	Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
SEACOR Holdings Inc.	NA1	6,652	—	—	—	79,173
Vanguard Market Liquidity	139,960	NA2	NA2	180	—	249,004
Fund
Vanguard Energy ETF	43,103	—	—	—	—	45,698

Energy Fund

Total	183,063	180	—	373,875
1 Not applicable—At January 31, 2014, the issuer was not an affiliated company of the fund. 2 Not applicable—Purchases and Sales are for temporary cash investment purposes.

G. At October 31, 2014, the cost of investment securities for tax purposes was $7,813,225,000. Net unrealized appreciation of investment securities for tax purposes was $4,012,294,000, consisting of unrealized gains of $4,345,012,000 on securities that had risen in value since their purchase and $332,718,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Health Care Fund

Schedule of Investments
As of October 31, 2014

			Market
			Value
		Shares	($000)
Common Stocks (96.1%)
United States (75.6%)
Biotechnology (11.7%)
*	Vertex Pharmaceuticals Inc.	10,986,400	1,237,508
*	Regeneron Pharmaceuticals Inc.	2,795,500	1,100,644
	Amgen Inc.	6,252,855	1,014,088
*,1 Incyte Corp.		10,174,343	682,291
*,1 Alnylam Pharmaceuticals Inc.		4,971,800	461,085
*	Alkermes plc	6,223,083	314,577
*	Cubist Pharmaceuticals Inc.	1,977,342	142,942
*	Ironwood Pharmaceuticals Inc. Class A	3,901,498	54,699
*	Biogen Idec Inc.	131,400	42,190
			5,050,024
Chemicals (0.5%)
	Monsanto Co.	1,835,700	211,179

Food & Staples Retailing (2.2%)
	Walgreen Co.	8,621,200	553,653
	CVS Health Corp.	4,388,100	376,543
			930,196
Health Care Equipment & Supplies (10.9%)
	Medtronic Inc.	12,402,000	845,320
*	Boston Scientific Corp.	51,242,050	680,495
	Covidien plc	4,994,700	461,710
*	Edwards Lifesciences Corp.	3,529,170	426,747
	Becton Dickinson and Co.	2,635,600	339,202
	Abbott Laboratories	7,591,400	330,909
*	CareFusion Corp.	5,661,354	324,792
	St. Jude Medical Inc.	3,932,200	252,329
*	Intuitive Surgical Inc.	414,400	205,460
*	Hologic Inc.	7,379,300	193,264
	Zimmer Holdings Inc.	1,589,200	176,783
	CR Bard Inc.	912,700	149,655
	DENTSPLY International Inc.	2,826,100	143,481
	Stryker Corp.	1,433,500	125,474
*	NuVasive Inc.	1,628,303	66,598
			4,722,219
Health Care Providers & Services (17.6%)
	UnitedHealth Group Inc.	20,519,100	1,949,520
	McKesson Corp.	6,342,800	1,290,189
	Humana Inc.	5,247,894	728,670
	Cigna Corp.	6,163,900	613,739
	Aetna Inc.	7,119,383	587,420
	WellPoint Inc.	3,500,500	443,478
*	HCA Holdings Inc.	5,665,000	396,833
	Cardinal Health Inc.	5,043,241	395,794
	Universal Health Services Inc. Class B	3,663,400	379,931
*	Express Scripts Holding Co.	3,621,200	278,181
*	Community Health Systems Inc.	2,536,704	139,443
	Owens & Minor Inc.	3,000,000	99,960

*	Tenet Healthcare Corp.	1,460,000	81,833
*	WellCare Health Plans Inc.	1,189,900	80,758
*	Envision Healthcare Holdings Inc.	2,283,400	79,805
*	MEDNAX Inc.	805,600	50,294
*	Community Health Systems Inc. Rights	18,834,700	563
			7,596,411
Health Care Technology (2.9%)
*	Cerner Corp.	12,842,400	813,438
*	IMS Health Holdings Inc.	11,995,380	290,888
*,1 Allscripts Healthcare Solutions Inc.		11,187,763	153,496
			1,257,822
Life Sciences Tools & Services (4.5%)
*	Illumina Inc.	1,932,800	372,219
*	Quintiles Transnational Holdings Inc.	5,636,278	329,948
	Agilent Technologies Inc.	5,624,200	310,906
*,1 PAREXEL International Corp.		5,077,400	275,754
	Thermo Fisher Scientific Inc.	2,179,000	256,185
*	Covance Inc.	2,486,000	198,631
*	VWR Corp.	3,784,600	84,472
*	Bruker Corp.	3,285,758	68,114
	PerkinElmer Inc.	1,441,400	62,585
			1,958,814
Pharmaceuticals (25.3%)
	Bristol-Myers Squibb Co.	38,480,761	2,239,195
*	Actavis plc	8,795,896	2,135,116
	Merck & Co. Inc.	34,449,648	1,996,013
	Eli Lilly & Co.	21,982,700	1,458,112
*	Mylan Inc.	15,037,080	805,236
	Pfizer Inc.	19,395,622	580,899
	Perrigo Co. plc	3,305,652	533,697
*	Hospira Inc.	8,375,170	449,747
	Zoetis Inc.	10,798,417	401,269
*	Salix Pharmaceuticals Ltd.	1,538,045	221,248
*,1 Medicines Co.		4,766,430	120,686
			10,941,218
Total United States			32,667,883
International (20.5%)
Belgium (1.9%)
1	UCB SA	9,909,920	800,632

Canada (0.5%)
*	Catamaran Corp.	4,937,683	235,379

Denmark (0.2%)
	H Lundbeck A/S	3,563,634	75,727

France (1.3%)
	Sanofi	5,547,735	513,880
	Ipsen SA	1,094,832	53,817
			567,697

Ireland (0.1%)
*,1 Prothena Corp. plc			1,662,794	36,465

Israel (0.6%)
Teva Pharmaceutical Industries Ltd. ADR			4,923,200	278,013

Japan (6.8%)
Astellas Pharma Inc.			53,814,700	850,052
Shionogi & Co. Ltd.			17,307,554	449,935
Takeda Pharmaceutical Co. Ltd.			9,210,200	401,760
Daiichi Sankyo Co. Ltd.			19,377,950	293,127
Eisai Co. Ltd.			7,375,800	288,964
Chugai Pharmaceutical Co. Ltd.			6,885,200	209,698
Ono Pharmaceutical Co. Ltd.			1,659,900	170,132
* Olympus Corp.			4,588,200	167,768
Kyowa Hakko Kirin Co. Ltd.			5,250,000	61,480
Mitsubishi Tanabe Pharma Corp.			2,907,100	44,702
				2,937,618
Switzerland (5.3%)
Roche Holding AG			3,662,498	1,081,742
Novartis AG			8,481,724	786,629
Actelion Ltd.			2,328,085	276,390
Roche Holding AG (Bearer)			454,604	129,537
				2,274,298
United Kingdom (3.8%)
AstraZeneca plc			21,575,429	1,570,916
Smith & Nephew plc			5,047,506	85,481
				1,656,397
Total International				8,862,226
Total Common Stocks (Cost $21,944,193)				41,530,109

Temporary Cash Investments (3.3%)
			Face
		Maturity	Amount
	Coupon	Date	($000)
Repurchase Agreements (0.8%)
Bank of America Securities, LLC
(Dated 10/31/14, Repurchase Value
$69,801,000, collateralized by Federal
Home Loan Bank, 0.125%-0.200%,
7/29/15-8/25/15, with a value of
$71,197,000)	0.090%	11/3/14	69,800	69,800
Barclays Capital Inc.
(Dated 10/31/14, Repurchase Value
$14,200,000, collateralized by U.S.
Treasury Note/Bond, 2.250%, 4/30/21, with
a value of $14,484,000)	0.080%	11/3/14	14,200	14,200
HSBC Bank USA
(Dated 10/31/14, Repurchase Value
$138,201,000, collateralized by Federal
Home Loan Mortgage Corp. 3.000%-
6.000%, 10/1/38-9/1/44, with a value of
$140,965,000)	0.090%	11/3/14	138,200	138,200

	Barclays Capital Inc.
	(Dated 10/29/14, Repurchase Value
	$80,001,000, collateralized by Federal
	Home Loan Mortgage Corp. 3.500%,
	8/1/32, and Federal National Mortgage
	Assn. 4.000%, 1/1/43, with a value of
	$81,600,000)	0.060%	11/5/14	80,000	80,000
	BNP Paribas Securities Corp.
	(Dated 10/31/14, Repurchase Value
	$26,100,000, collateralized by Federal
	Home Loan Mortgage Assn. 3.500%-
	7.500%, 10/1/15-7/1/44, Federal National
	Mortgage Assn. 0.000%-6.000%, 12/1/14-
	9/1/44, and Government National Mortgage
	Assn. 3.000%-7.000%, 4/15/33-12/20/43,
	with a value of $26,623,000)	0.130%	11/3/14	26,100	26,100
	Morgan Stanley & Co., Inc.
	(Dated 10/31/14, Repurchase Value
	$7,600,000,collateralized by Federal Home
	Loan Mortgage Corp. 3.000%-8.000%,
	5/1/17-9/1/44, and Federal National
	Mortgage Assn. 8.000%, 8/1/22, with a
	value of $7,752,000)	0.100%	11/3/14	7,600	7,600
					335,900
U.S. Government and Agency Obligations (0.9%)
2	Federal Home Loan Bank Discount Notes	0.020-0.068%	11/26/14	200,000	199,994
2	Federal Home Loan Bank Discount Notes	0.055%	1/21/15	195,500	195,468
					395,462
Commercial Paper (1.6%)
	General Electric Capital Corp.	0.160%	12/5/14	200,000	199,976
	General Electric Capital Corp.	0.200%	3/10/15	200,000	199,828
3	PepsiCo Inc.	0.070%	12/5/14	85,000	84,991
3	The Coca-Cola Co.	0.120%	11/7/14	75,000	74,999
3	The Coca-Cola Co.	0.130%	11/20/14	50,000	49,998
3	The Coca-Cola Co.	0.070%	12/17/14	30,000	29,995
3	The Coca-Cola Co.	0.130%	1/28/15	30,000	29,987
					669,774
Total Temporary Cash Investments (Cost $1,401,173)					1,401,136
Total Investments (99.4%) (Cost $23,345,366)					42,931,245
Other Assets and Liabilities-Net (0.6%)					272,753
Net Assets (100%)					43,203,998

* Non-income-producing security.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At October 31, 2014, the aggregate value of these securities was $269,970,000, representing 0.6% of net assets.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each

Health Care Fund

security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2014, based on the inputs used to value them:

Health Care Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North America	32,903,262	—	—
Common Stocks—Other	314,478	8,312,369	—
Temporary Cash Investments	—	1,401,136	—
Forward Currency Contracts—Assets	—	50,704	—
Total	33,217,740	9,764,209	—

E. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At October 31, 2014, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	12/17/14	USD	999,587	JPY	106,524,442	50,704
JPY—Japanese yen. USD—U.S. dollar.

At October 31, 2014, the counterparty had deposited in segregated accounts securities with a value of $21,329,000 in connection with amounts due to the fund for open forward currency contracts. After

Health Care Fund

October 31, 2014, the counterparty posted additional collateral of $28,121,000 in connection with open forward currency contracts as of October 31, 2014.

F. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	Jan. 31,		Proceeds			Oct. 31,
	2014		from		Capital Gain	2014
	Market	Purchases	Securities	Dividend	Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)[1]	($000)	($000)	($000)
Allscripts Healthcare Solutions Inc.	NA2	36,693	—	—	—	153,496
Alnylam Pharmaceuticals Inc.	343,441	71,798	25,963	—	—	461,085
Forest Laboratories Inc.	1,768,013	—	1,010,160	—	—	NA3
Incyte Corp.	NA2	278,091	—	—	—	682,291
Medicines Co.	159,864	4,756	—	—	—	120,686
PAREXEL International Corp.	234,566	12,150	—	—	—	275,754
Prothena Corp. plc	41,074	7,544	—	—	—	36,465
UCB SA	661,141	46,958	—	11,464	—	800,632
Total	3,208,099			11,464	—	2,530,409
1 Includes net realized gain (loss) on affiliated investment securities sold of $551,536,000.
2 Not applicable—At January 31, 2014, the issuer was not an affiliated company of the fund.
3 Not applicable—In July 2014, Forest Laboratories Inc. merged with Actavis plc. At October 31, 2014, Actavis plc was not an affiliated company of the fund.

G. At October 31, 2014, the cost of investment securities for tax purposes was $23,414,371,000. Net unrealized appreciation of investment securities for tax purposes was $19,516,874,000, consisting of unrealized gains of $19,624,361,000 on securities that had risen in value since their purchase and $107,487,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Precious Metals and Mining Fund

Schedule of Investments
As of October 31, 2014

			Market
			Value
		Shares	($000)
Common Stocks (96.4%)
Australia (4.7%)
1	OZ Minerals Ltd.	26,605,152	91,157
*	Galaxy Resources Ltd. Warrants Exp. 12/31/2014	18,750,000	50
*,1 Apex Minerals NL		55,654,166	—
			91,207
Belgium (3.0%)
	Umicore SA	1,449,663	56,791

Canada (52.3%)
*,1 Dominion Diamond Corp.		11,000,000	153,915
1	Nevsun Resources Ltd.	37,839,800	127,918
	Goldcorp Inc. (NYSE Shares)	4,586,500	86,134
	Eldorado Gold Corp. (NYSE Shares)	10,364,400	56,797
*	Franco-Nevada Corp.	1,140,000	53,295
	Potash Corp. of Saskatchewan Inc.	1,356,629	46,306
*	Tahoe Resources Inc.	2,655,156	46,094
*,^ B2Gold Corp. (AMEX Shares)		27,190,544	45,408
	Agnico Eagle Mines Ltd. (NYSE Shares)	1,875,455	44,073
*	Kinross Gold Corp.	17,240,000	37,066
*	New Gold Inc.	9,195,000	33,368
	Yamana Gold Inc. (NYSE Shares)	7,832,232	31,172
*	Primero Mining Corp.	7,230,000	24,698
*	First Majestic Silver Corp.	4,513,000	23,152
*	SEMAFO Inc.	9,467,000	23,099
	Alamos Gold Inc.	3,060,000	22,834
	Agnico Eagle Mines Ltd.	814,545	19,196
	Centerra Gold Inc.	3,916,600	15,290
*	Osisko Gold Royalties Ltd.	1,121,345	14,009
*	Mountain Province Diamonds Inc.	3,000,000	14,001
	Yamana Gold Inc.	3,451,012	13,748
*	Lundin Mining Corp.	2,500,000	11,047
*	Roxgold Inc.	25,375,000	10,334
*	Fortuna Silver Mines Inc.	2,796,000	9,675
*	Torex Gold Resources Inc.	8,235,000	8,768
	Alacer Gold Corp.	4,950,000	8,213
*,^ Kirkland Lake Gold Inc.		1,860,000	5,776
	Eldorado Gold Corp.	710,600	3,884
	Goldcorp Inc.	183,500	3,444
*	B2Gold Corp.	1,860,800	3,104
*	Continental Gold Ltd.	1,700,000	2,851
*	True Gold Mining Inc.	14,319,500	2,541
*	Kaminak Gold Corp. Class A	3,660,000	1,981
*,2 Mountain Province Diamonds Inc. - Private Placement		400,000	1,867
*	Endeavour Silver Corp.	520,000	1,587
*	Mundoro Capital Inc.	1,000,000	146
			1,006,791

Papua New Guinea (0.0%)
* Bougainville Copper Ltd.		856,137	203

Sweden (2.2%)
Boliden AB		2,580,000	42,714

United Kingdom (27.2%)
BHP Billiton plc		5,210,000	134,894
Anglo American plc London Shares		4,470,000	94,304
Randgold Resources Ltd. ADR		1,144,000	66,592
African Barrick Gold plc		20,100,627	66,254
Johnson Matthey plc		1,383,335	65,924
*,1 Hochschild Mining plc		37,269,103	59,109
Fresnillo plc		1,820,000	20,330
* Petra Diamonds Ltd.		3,540,000	9,418
Randgold Resources Ltd.		100,000	5,846
			522,671
United States (7.0%)
Royal Gold Inc.		1,355,000	77,438
Newmont Mining Corp.		1,869,816	35,078
* Stillwater Mining Co.		1,545,000	20,286
Gold Resource Corp.		500,000	1,945
			134,747
Total Common Stocks (Cost $2,640,443)			1,855,124
Precious Metals (0.1%)
* Platinum Bullion (In Troy Ounces)		2,009	2,482

Total Precious Metals (Cost $1,213)			2,482
	Coupon
Temporary Cash Investment (4.1%)
Money Market Fund (4.1%)
[3,4] Vanguard Market Liquidity Fund	0.114%	78,877,385	78,877

Total Temporary Cash Investments (Cost $78,877)			78,877

Total Investments (100.6%) (Cost $2,720,533)			1,936,483
Other Assets and Liabilities-Net (-0.6%)[4]			(12,011)
Net Assets (100%)			1,924,472

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,374,000.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Restricted security represents 0.1% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $4,090,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or

Precious Metals and Mining Fund

whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Precious metals are valued at the latest quoted bid prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North America	1,127,356	14,182	—
Common Stocks—Other	66,592	646,994	—
Precious Metals	—	2,482	—
Temporary Cash Investments	78,877	—	—
Total	1,272,825	663,658	—

D. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

Precious Metals and Mining Fund

			Current Period Transactions
	Jan. 31,		Proceeds			Oct. 31,
	2014		from		Capital Gain	2014
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)[1]	($000)	($000)	($000)
African Barrick Gold plc	82,897	—	10,189	757	—	—
AMCOL International Corp.	102,142	—	137,159	600	—	—
Apex Minerals NL	—	—	—	—	—	—
Aquila Resources Ltd.	52,981	—	86,585	—	—	—
Belo Sun Mining Corp.	7,093	—	3,877	—	—	—
Dominion Diamond Corp.	165,650	—	5,253	—	—	153,915
Equatorial Resources Ltd.	5,118	—	2,968	—	—	—
Galaxy Resources Ltd.	5,066	—	2,084	—	—	—
Glory Resources Ltd.	4,912	—	5,132	—	—	—
Hochschild Mining plc	98,291	—	5,327	—	—	59,109
Nevsun Resources Ltd.	138,958	—	—	3,367	—	127,918
OZ Minerals Ltd.	92,430	—	13,625	5,045	—	91,157
Panoramic Resources Ltd.	4,509	—	8,194	—	—	—
Petropavlovsk plc	15,010	—	12,189	—	—	—
Reed Resources Ltd.	3,377	—	1,505	—	—	—
St. Barbara Ltd.	16,588	—	6,473	—	—	—
Vanguard Market Liquidity	161,852	NA2	NA2	102	—	78,877
Fund
Total	956,874			9,871	—	510,976
1 Includes net realized gain (loss) on affiliated investment securities sold of ($389,349,000).
2 Not applicable—Purchases and sales are for temporary cash investment purposes.

E. At October 31, 2014, the cost of investment securities for tax purposes was $2,882,498,000. Net unrealized depreciation of investment securities for tax purposes was $946,015,000, consisting entirely of unrealized losses on securities that had fallen in value since their purchase.

Vanguard Dividend Growth Fund

Schedule of Investments
As of October 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (97.3%)
Consumer Discretionary (11.8%)
TJX Cos. Inc.	9,435,146	597,433
NIKE Inc. Class B	5,995,086	557,363
McDonald's Corp.	5,463,849	512,127
Lowe's Cos. Inc.	8,016,817	458,562
Walt Disney Co.	3,372,318	308,162
Mattel Inc.	8,051,717	250,167
		2,683,814
Consumer Staples (14.1%)
Wal-Mart Stores Inc.	7,547,013	575,611
Coca-Cola Co.	13,637,695	571,147
Procter & Gamble Co.	5,279,966	460,782
Anheuser-Busch InBev NV	3,685,833	408,481
Diageo plc	13,474,599	396,596
CVS Health Corp.	4,600,474	394,767
Colgate-Palmolive Co.	5,833,440	390,140
		3,197,524
Energy (9.9%)
Chevron Corp.	4,774,122	572,656
Exxon Mobil Corp.	5,560,174	537,724
BG Group plc	23,824,003	397,044
Enbridge Inc.	8,082,196	382,773
Schlumberger Ltd.	3,467,614	342,115
		2,232,312
Financials (12.1%)
ACE Ltd.	4,723,484	516,277
Marsh & McLennan Cos. Inc.	8,502,398	462,275
Chubb Corp.	4,180,883	415,413
BlackRock Inc.	1,143,798	390,161
Wells Fargo & Co.	6,264,918	332,605
PNC Financial Services Group Inc.	3,830,066	330,879
Public Storage	1,638,914	302,117
		2,749,727
Health Care (17.9%)
UnitedHealth Group Inc.	6,823,514	648,302
Cardinal Health Inc.	7,336,192	575,744
Merck & Co. Inc.	9,785,623	566,979
Johnson & Johnson	5,208,507	561,373
Roche Holding AG	1,790,166	528,737
Medtronic Inc.	7,494,464	510,823
Amgen Inc.	2,423,487	393,041
Pfizer Inc.	9,136,654	273,643
		4,058,642
Industrials (16.2%)
United Parcel Service Inc. Class B	6,479,977	679,814
Lockheed Martin Corp.	3,316,793	632,081
United Technologies Corp.	4,890,341	523,267
Canadian National Railway Co.	6,358,145	448,266

Honeywell International Inc.			4,342,535	417,404
Northrop Grumman Corp.			2,904,998	400,774
General Dynamics Corp.			2,105,637	294,284
Emerson Electric Co.			4,342,566	278,185
				3,674,075
Information Technology (10.2%)
Microsoft Corp.			12,126,300	569,330
Automatic Data Processing Inc.			6,606,707	540,296
Accenture plc Class A			6,490,851	526,538
Oracle Corp.			11,653,196	455,057
International Business Machines Corp.			1,383,918	227,516
				2,318,737
Materials (4.1%)
Praxair Inc.			4,324,207	544,807
Ecolab Inc.			3,393,884	377,502
				922,309
Utilities (1.0%)
Dominion Resources Inc.			3,219,220	229,530

Total Common Stocks (Cost $15,507,788)				22,066,670
Temporary Cash Investments (3.2%)
			Face
		Maturity	Amount
	Coupon	Date	($000)
Repurchase Agreements (3.2%)
RBS Securities, Inc.
(Dated 10/31/14, Repurchase Value
$514,403,000, collateralized by U.S.
Treasury Note/Bond, 0.125%–11.250%,
11/15/14–5/15/43, with a value of
$524,690,000)	0.070%	11/3/14	514,400	514,400
Morgan Stanley & Co., Inc.
(Dated 10/31/14, Repurchase Value
$204,302,000, collateralized by Federal
National Mortgage Assn. 3.000%–9.000%,
3/1/17–3/1/42 and Federal Home Loan
Mortgage Corp. 2.500%–10.500%, 7/1/15-
11/1/43, with a value of $208,386,000)	0.100%	11/3/14	204,300	204,300
				718,700
Total Temporary Cash Investments (Cost $718,700)				718,700
Total Investments (100.5%) (Cost $16,226,488)				22,785,370
Other Assets and Liabilities-Net (-0.5%)				(119,140)
Net Assets (100%)				22,666,230

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific

Dividend Growth Fund

events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	20,335,812	1,730,858	—
Temporary Cash Investments	—	718,700	—
Total	20,335,812	2,449,558	—

Dividend Growth Fund

E. At October 31, 2014, the cost of investment securities for tax purposes was $16,226,488,000. Net unrealized appreciation of investment securities for tax purposes was $6,558,882,000, consisting of unrealized gains of $6,631,829,000 on securities that had risen in value since their purchase and $72,947,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard REIT Index Fund

Schedule of Investments
As of October 31, 2014

			Market
			Value
		Shares	($000)
Real Estate Investment Trusts (100.0%)
Diversified REITs (9.9%)
1	Vornado Realty Trust	12,582,019	1,377,480
1	American Realty Capital Properties Inc.	66,389,630	588,876
1	Duke Realty Corp.	24,578,579	466,010
1	WP Carey Inc.	6,670,129	451,701
1	Liberty Property Trust	11,018,981	383,130
1	Spirit Realty Capital Inc.	29,494,716	350,987
1	Cousins Properties Inc.	15,593,752	202,875
1	Lexington Realty Trust	15,470,170	169,553
1	Washington REIT	4,973,235	140,544
1	PS Business Parks Inc.	1,504,949	126,747
1	American Assets Trust Inc.	2,659,834	101,978
	Empire State Realty Trust Inc.	5,056,163	80,696
	Select Income REIT	2,856,460	70,012
1	Investors Real Estate Trust	8,011,663	67,298
1	First Potomac Realty Trust	4,387,146	54,839
1	RAIT Financial Trust	6,150,928	45,086
1	Winthrop Realty Trust	2,586,098	40,421
1	Whitestone REIT	1,675,079	25,126
1	One Liberty Properties Inc.	956,624	21,897
			4,765,256
Health Care REITs (13.5%)
1	Health Care REIT Inc.	24,156,165	1,717,745
1	Ventas Inc.	21,956,162	1,504,217
1	HCP Inc.	34,179,344	1,502,866
^,1 Omega Healthcare Investors Inc.		9,403,755	358,847
1	Senior Housing Properties Trust	15,200,461	343,378
1	Healthcare Trust of America Inc. Class A	17,706,536	227,352
1	Healthcare Realty Trust Inc.	7,166,197	189,689
1	Medical Properties Trust Inc.	12,865,549	173,556
1	National Health Investors Inc.	2,097,130	138,222
1	Sabra Health Care REIT Inc.	3,975,897	113,591
1	LTC Properties Inc.	2,597,328	108,932
	Aviv REIT Inc.	1,936,365	65,314
1	Universal Health Realty Income Trust	915,834	44,372
*,1 CareTrust REIT Inc.		1,492,206	23,174
			6,511,255
Hotel & Resort REITs (8.1%)
1	Host Hotels & Resorts Inc.	56,463,893	1,316,173
1	Hospitality Properties Trust	11,173,297	330,841
1	RLJ Lodging Trust	9,765,131	314,632
1	LaSalle Hotel Properties	7,763,391	304,403
1	Sunstone Hotel Investors Inc.	15,024,183	230,020
1	Pebblebrook Hotel Trust	5,293,652	225,510
*,1 Strategic Hotels & Resorts Inc.		17,145,534	220,320
1	DiamondRock Hospitality Co.	14,603,763	209,564
^,1 Ryman Hospitality Properties Inc.		3,412,196	168,392
1	Chesapeake Lodging Trust	4,048,039	133,747
1	Hersha Hospitality Trust Class A	14,967,329	109,112

1	FelCor Lodging Trust Inc.	8,338,939	89,477
1	Summit Hotel Properties Inc.	6,387,286	74,348
*,1 Ashford Hospitality Trust Inc.		6,272,002	70,874
1	Chatham Lodging Trust	2,469,950	63,280
1	Ashford Hospitality Prime Inc.	1,892,716	32,801
			3,893,494
Industrial REITs (4.6%)
1	Prologis Inc.	37,274,343	1,552,476
1	DCT Industrial Trust Inc.	24,459,057	209,614
1	EastGroup Properties Inc.	2,335,760	160,841
1	First Industrial Realty Trust Inc.	8,218,173	160,501
1	STAG Industrial Inc.	4,607,432	112,421
1	Monmouth Real Estate Investment Corp.	3,891,180	43,581
			2,239,434
Office REITs (13.4%)
1	Boston Properties Inc.	11,416,168	1,446,999
1	SL Green Realty Corp.	7,119,343	823,708
1	Digital Realty Trust Inc.	10,096,135	696,532
1	Alexandria Real Estate Equities Inc.	5,345,184	443,650
1	Kilroy Realty Corp.	6,133,887	415,509
1	BioMed Realty Trust Inc.	14,360,393	311,908
1	Highwoods Properties Inc.	6,723,814	288,250
1	Douglas Emmett Inc.	10,183,311	286,457
1	Piedmont Office Realty Trust Inc. Class A	11,512,680	223,922
*,1 Equity Commonwealth		7,954,879	212,475
1	Brandywine Realty Trust	13,136,089	202,690
1	Corporate Office Properties Trust	6,902,662	188,719
1	DuPont Fabros Technology Inc.	4,913,286	152,164
1	Mack-Cali Realty Corp.	6,287,962	117,773
1	Government Properties Income Trust	5,093,035	116,223
1	Hudson Pacific Properties Inc.	4,251,338	116,104
1	Parkway Properties Inc.	5,724,718	114,781
1	Franklin Street Properties Corp.	6,728,929	80,680
1	CyrusOne Inc.	2,594,766	70,863
1	CoreSite Realty Corp.	1,614,170	59,757
1	Gramercy Property Trust Inc.	8,346,271	52,164
	QTS Realty Trust Inc. Class A	969,837	34,158
			6,455,486
Residential REITs (16.5%)
1	Equity Residential	25,592,916	1,780,243
1	AvalonBay Communities Inc.	9,668,204	1,506,693
1	Essex Property Trust Inc.	4,663,293	940,866
1	UDR Inc.	18,755,568	566,981
1	Camden Property Trust	6,382,899	489,377
1	Mid-America Apartment Communities Inc.	5,596,271	395,432
1	Apartment Investment & Management Co. Class A	10,900,170	390,117
1	American Campus Communities Inc.	7,825,898	307,323
1	Equity LifeStyle Properties Inc.	5,906,152	289,992
1	Home Properties Inc.	4,262,658	274,132
1	Post Properties Inc.	4,053,980	226,780
	American Homes 4 Rent Class A	11,686,600	204,866
1	Sun Communities Inc.	3,339,836	193,610
1	Education Realty Trust Inc.	10,172,626	114,544
1	Associated Estates Realty Corp.	4,295,921	83,899
1	Starwood Waypoint Residential Trust	2,920,548	76,460
1	Silver Bay Realty Trust Corp.	2,726,194	46,154

*,1 American Residential Properties Inc.		2,283,403	43,385
1	Campus Crest Communities Inc.	4,835,591	30,658
			7,961,512
Retail REITs (25.9%)
1	Simon Property Group Inc.	23,173,053	4,152,843
	General Growth Properties Inc.	39,553,273	1,024,825
1	Kimco Realty Corp.	30,628,356	764,177
^,1 Realty Income Corp.		16,518,573	760,350
1	Macerich Co.	10,495,028	739,899
1	Federal Realty Investment Trust	5,018,173	661,395
1	Regency Centers Corp.	6,888,854	418,153
1	DDR Corp.	22,785,775	413,334
1	Taubman Centers Inc.	4,719,959	358,953
^,1 National Retail Properties Inc.		9,191,536	350,381
1	Weingarten Realty Investors	8,657,723	313,842
1	Retail Properties of America Inc.	17,649,713	276,924
1	Tanger Factory Outlet Centers Inc.	7,149,944	255,754
1	CBL & Associates Properties Inc.	12,702,741	243,003
1	Washington Prime Group Inc.	11,589,780	204,328
1	Kite Realty Group Trust	6,206,885	160,696
	Brixmor Property Group Inc.	6,329,718	154,192
1	Glimcher Realty Trust	10,826,464	148,647
1	Acadia Realty Trust	4,750,663	148,221
	Equity One Inc.	4,902,368	117,657
1	Pennsylvania REIT	5,132,276	109,985
1	Retail Opportunity Investments Corp.	6,598,343	107,817
1	Ramco-Gershenson Properties Trust	5,724,422	100,063
	Alexander's Inc.	171,343	75,734
1	Inland Real Estate Corp.	6,700,002	71,087
1	Excel Trust Inc.	4,436,510	57,675
	Saul Centers Inc.	922,279	50,679
^	Rouse Properties Inc.	2,588,695	47,140
	Urstadt Biddle Properties Inc. Class A	1,879,920	40,663
1	Getty Realty Corp.	1,993,963	37,108
1	Cedar Realty Trust Inc.	5,029,080	34,600
1	AmREIT Inc.	1,398,053	34,448
1	Agree Realty Corp.	1,119,634	34,272
	Urstadt Biddle Properties Inc.	69,255	1,273
			12,470,118
Specialized REITs (8.1%)
1	Public Storage	10,940,130	2,016,704
1	Extra Space Storage Inc.	8,216,384	477,865
1	Corrections Corp. of America	8,680,618	319,273
1	EPR Properties	4,228,357	237,211
1	CubeSmart	10,768,251	226,672
1	Geo Group Inc.	5,417,340	216,368
1	Sovran Self Storage Inc.	2,460,505	209,364
1	Gaming and Leisure Properties Inc.	6,692,723	209,148
			3,912,605
Total Real Estate Investment Trusts (Cost $38,467,337)			48,209,160

	Coupon
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3] Vanguard Market Liquidity Fund	0.114%		171,801,000	171,801

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4 Federal Home Loan Bank Discount Notes	0.055%	1/16/15	1,000	1,000
Total Temporary Cash Investments (Cost $172,801)				172,801
Total Investments (100.4%) (Cost $38,640,138)				48,381,961
Other Assets and Liabilities-Net (-0.4%)[3]				(169,711)
Net Assets (100%)				48,212,250

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $126,974,000.
* Non-income-producing security.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $131,050,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2014, based on the inputs used to value them:

REIT Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Real Estate Investment Trusts	48,209,160	—	—
Temporary Cash Investments	171,801	1,000	—
Total	48,380,961	1,000	—

C. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	Jan. 31,		Proceeds
	2014		from		Capital Gain	Oct. 31, 2014
	Market	Purchases	Securities	Dividend	Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Acadia Realty Trust	96,367	37,624	9,613	2,316	487	148,221
Agree Realty Corp.	29,034	6,002	2,854	1,313	—	34,272
Alexandria Real Estate Equities Inc.	342,129	75,701	40,099	9,831	524	443,650
American Assets Trust Inc.	78,578	18,716	7,871	1,070	—	101,978
American Campus Communities	248,719	55,433	29,909	4,737	1,214	307,323
Inc.
American Realty Capital Properties
Inc.	174,745	319,822	82,556	33,554	—	588,876
American Residential Properties Inc.	38,557	7,119	3,435	—	—	43,385
AmREIT Inc.	20,700	4,518	2,106	742	72	34,448
Apartment Investment &
Management Co. Class A	278,685	64,586	34,828	297	7,851	390,117
Ashford Hospitality Prime Inc.
	27,125	6,459	2,387	266	—	32,801
Ashford Hospitality Trust Inc.
	49,152	16,851	5,785	—	187	70,874
Associated Estates Realty Corp.	55,026	20,371	5,528	1,693	430	83,899
AvalonBay Communities Inc.	1,036,765	295,059	116,150	13,109	18,864	1,506,693
BioMed Realty Trust Inc.	255,970	56,721	30,475	8,029	—	311,908
Boston Properties Inc.	1,124,832	252,176	133,621	19,072	2,444	1,446,999
Brandywine Realty Trust	152,490	55,752	18,118	3,779	—	202,690
BRE Properties Inc.	311,430	21,820	11,914	13,124	15,198	NA1
Camden Property Trust	359,939	83,090	43,761	6,262	4,866	489,377
Campus Crest Communities Inc.	38,927	7,071	3,388	268	22	30,658
CareTrust REIT Inc.	—	31,532	763	—	—	23,174
CBL & Associates Properties Inc.	187,272	50,070	19,047	8,872	—	243,003
Cedar Realty Trust Inc.	31,995	5,616	5,767	127	129	34,600
Chatham Lodging Trust	—	57,257	1,615	854	—	63,280
Chesapeake Lodging Trust	80,802	28,852	7,845	3,197	—	133,747
Cole Real Estate Investment Inc.	485,625	2,379	884	1680	65	NA2

REIT Index Fund

CommonWealth REIT	198,594	31,479	38,339	—	—	NA3
CoreSite Realty Corp.	44,859	9,897	4,865	1,626	—	59,757
Corporate Office Properties Trust	148,243	42,365	16,831	2,811	552	188,719
Corrections Corp. of America	265,239	54,152	28,077	11,342	—	319,273
Cousins Properties Inc.	126,010	60,532	13,504	2,507	497	202,875
CubeSmart	144,461	47,877	11,276	2,424	926	226,672
CyrusOne Inc.	24,387	38,535	4,094	1,352	—	70,863
DCT Industrial Trust Inc.	154,075	37,136	12,858	1,769	228	209,614
DDR Corp.	291,170	102,865	31,981	102	522	413,334
DiamondRock Hospitality Co.	154,574	33,926	18,247	3,155	419	209,564
Digital Realty Trust Inc.	447,188	134,371	53,767	20,985	2,023	696,532
Douglas Emmett Inc.	235,253	52,238	26,402	1,168	—	286,457
Duke Realty Corp.	348,700	79,725	37,994	2,774	1,704	466,010
DuPont Fabros Technology Inc.	114,836	23,332	10,219	4,733	—	152,164
EastGroup Properties Inc.	123,371	27,646	11,198	3,078	103	160,841
Education Realty Trust Inc.	70,800	33,543	9,259	1,182	—	114,544
EPR Properties	177,081	56,946	16,097	8,881	—	237,211
Equity Commonwealth	NA3	9,579	5,922	—	—	212,475
Equity Lifestyle Properties Inc.	212,567	46,807	25,411	4,599	661	289,992
Equity Residential	1,294,578	297,865	159,917	19,645	17,666	1,780,243
Essex Property Trust Inc.	411,321	151,379	69,655	10,605	2,570	940,866
Excel Trust Inc.	37,565	21,851	6,828	1,561	21	57,675
Extra Space Storage Inc.	329,463	85,343	34,334	9,912	29	477,865
Federal Realty Investment Trust	488,995	116,359	52,396	11,138	352	661,395
FelCor Lodging Trust Inc.	62,250	14,303	7,585	486	—	89,477
First Industrial Realty Trust Inc.	122,413	32,564	12,289	2,403	—	160,501
First Potomac Realty Trust	52,345	9,768	4,802	311	—	54,839
Franklin Street Properties Corp.	73,834	14,993	7,913	2,010	469	80,680
Gaming and Leisure Properties Inc.	—	269,038	15,779	10,028	—	209,148
Geo Group Inc.	164,618	34,215	16,969	8,866	—	216,368
Getty Realty Corp.	34,606	6,477	3,167	795	223	37,108
Glimcher Realty Trust	84,782	21,392	11,688	1,061	—	148,647
Government Properties Income
Trust	92,220	42,754	10,440	4,758	140	116,223
Gramercy Property Trust Inc.	—	50,883	1,562	558	—	52,164
HCP Inc.	1,218,577	262,063	136,516	36,760	3,974	1,502,866
Health Care REIT Inc.	1,132,528	411,094	115,117	24,356	1,473	1,717,745
Healthcare Realty Trust Inc.	150,037	32,506	17,151	2,121	356	189,689
Healthcare Trust of America Inc.,
Class A	127,369	82,931	12,745	4,771	4	227,352
Hersha Hospitality Trust Class A	67,635	24,050	8,431	1,073	—	109,112
Highwoods Properties Inc.	225,216	49,937	23,633	5,947	811	288,250

REIT Index Fund

Home Properties Inc.	216,497	48,619	25,099	5,987	1,161	274,132
Hospitality Properties Trust	260,325	59,355	29,444	15,822	—	330,841
Host Hotels & Resorts Inc.	941,903	224,280	114,514	26,487	313	1,316,173
Hudson Pacific Properties Inc.	78,084	25,373	9,804	780	—	116,104
Inland Real Estate Corp.	64,548	12,157	6,069	2,180	—	71,087
Investors Real Estate Trust	61,446	12,423	4,192	698	431	67,298
Kilroy Realty Corp.	293,633	69,019	34,449	2,322	30	415,509
Kimco Realty Corp.	584,925	129,980	69,550	12,626	1,523	764,177
Kite Realty Group Trust	55,438	110,224	6,181	1,696	132	160,696
LaSalle Hotel Properties	216,270	48,112	23,750	7,726	—	304,403
Lexington Realty Trust	143,757	35,471	11,166	4,634	52	169,553
Liberty Property Trust	355,136	77,529	30,616	11,593	2,537	383,130
LTC Properties Inc.	90,062	18,376	9,584	3,188	56	108,932
Macerich Co.	543,191	126,475	68,352	7,383	7,844	739,899
Mack-Cali Realty Corp.	115,506	24,273	12,100	2,480	165	117,773
Medical Properties Trust Inc.	145,055	39,362	13,280	4,867	633	173,556
Mid-America Apartment
Communities Inc.	329,311	73,149	38,429	9,594	1,849	395,432
Monmouth Real Estate Investment
Corp.	24,698	14,295	2,959	1,093	23	43,581
National Health Investors Inc.	118,344	24,351	10,694	4,291	274	138,222
National Retail Properties Inc.	274,761	61,678	28,897	8,486	168	350,381
Omega Healthcare Investors Inc.	255,531	69,678	20,680	9,195	—	358,847
One Liberty Properties Inc.	17,710	3,658	1,309	891	126	21,897
Parkway Properties Inc.	NA4	28,712	8,745	650	122	114,781
Pebblebrook Hotel Trust	126,718	54,731	13,441	3,179	—	225,510
Pennsylvania REIT	86,791	17,002	8,053	988	—	109,985
Piedmont Office Realty Trust Inc.
Class A	189,405	39,257	36,429	4,593	1,016	223,922
Post Properties Inc.	175,010	38,516	21,694	2,789	220	226,780
Prologis Inc.	1,319,733	287,042	154,080	7,553	28,188	1,552,476
PS Business Parks Inc.	107,244	22,573	10,815	2,188	—	126,747
Public Storage	1,573,408	352,352	188,027	44,574	9	2,016,704
RAIT Financial Trust	46,948	9,205	4,464	3,134	—	45,086
Ramco-Gershenson Properties
Trust	72,608	27,879	8,370	1,858	224	100,063
Realty Income Corp.	546,288	198,220	66,739	18,665	—	760,350
Regency Centers Corp.	303,399	68,940	37,420	6,184	250	418,153
Retail Opportunity Investments
Corp.	70,948	37,706	11,618	1,478	—	107,817
Retail Properties of America Inc.	169,103	89,273	20,923	6,836	—	276,924
RLJ Lodging Trust	188,430	86,092	25,636	6,683	—	314,632
Ryman Hospitality Properties Inc.	128,374	27,946	13,959	5,285	29	168,392
Sabra Health Care REIT Inc.	73,758	45,802	7,382	2,050	—	113,591

REIT Index Fund

Senior Housing Properties Trust	289,249	85,096	31,686	10,896	1,086	343,378
Silver Bay Realty Trust Corp.	40,505	8,344	5,580	178	—	46,154
Simon Property Group Inc.	3,281,268	737,529	403,970	84,562	1,342	4,152,843
SL Green Realty Corp.	588,966	149,222	59,953	9,719	483	823,708
Sovran Self Storage Inc.	145,817	35,328	11,362	4,453	48	209,364
Spirit Realty Capital Inc.	254,720	93,155	32,266	13,419	296	350,987
STAG Industrial Inc.	62,049	48,722	9,005	3,024	22	112,421
Starwood Waypoint Residential
Trust	—	91,834	5,621	403	—	76,460
Strategic Hotels & Resorts Inc.	104,533	77,224	13,945	—	—	220,320
Summit Hotel Properties Inc.	49,408	12,629	4,469	1,580	—	74,348
Sun Communities Inc.	109,513	61,157	12,891	2,096	—	193,610
Sunstone Hotel Investors Inc.	160,220	56,409	19,734	2,114	—	230,020
Tanger Factory Outlet Centers Inc.	215,240	46,236	21,415	4,823	22	255,754
Taubman Centers Inc.	283,451	64,761	38,337	5,758	—	358,953
UDR Inc.	416,768	95,849	50,984	7,751	6,416	566,981
Universal Health Realty Income
Trust	34,965	6,754	2,749	974	536	44,372
Vanguard Market Liquidity Fund	232,585	NA5	NA5	14	—	171,801
Ventas Inc.	1,249,299	266,142	140,653	44,102	1,886	1,504,217
Vornado Realty Trust	1,055,342	242,423	130,521	16,577	1,271	1,377,480
Washington Prime Group Inc.	—	18,581	12,772	2,871	—	204,328
Washington REIT	105,809	22,931	11,995	2,898	290	140,544
Weingarten Realty Investors	229,316	51,379	27,401	6,577	1,535	313,842
Whitestone REIT	19,857	4,708	1,507	1,084	1	25,126
Winthrop Realty Trust	25,639	7,364	2,425	783	—	40,421
WP Carey Inc.	NA4	324,434	33,711	17,604	—	451,701
	34,275,439	9,882,609	4,019,442	874,811	150,685	46,413,752
1 Not applicable—In April 2014, BRE Properties Inc. merged with Essex Property Trust Inc.
2 Not applicable-—In February 2014, Cole Real Estate Investment Inc. merged with American Realty Capital Properties Inc.
3 Not applicable—In August 2014, CommonWealth REIT changed its name to Equity Commonwealth.
4 Not applicable—At January 31, 2014, the issuer was not an affiliated company of the fund.
5 Not applicable—Purchases and sales are for temporary cash investment purposes only.

D. At October 31, 2014, the cost of investment securities for tax purposes was $38,640,138,000. Net unrealized appreciation of investment securities for tax purposes was $9,741,823,000, consisting of unrealized gains of $10,220,625,000 on securities that had risen in value since their purchase and $478,802,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Dividend Appreciation Index Fund

Schedule of Investments
As of October 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Basic Materials (5.6%)
Praxair Inc.	2,075,728	261,521
Ecolab Inc.	2,123,675	236,216
Air Products & Chemicals Inc.	1,494,567	201,258
PPG Industries Inc.	977,994	199,208
Nucor Corp.	2,247,903	121,522
Sigma-Aldrich Corp.	843,383	114,624
Airgas Inc.	522,134	58,239
International Flavors & Fragrances Inc.	574,008	56,913
RPM International Inc.	940,653	42,612
Albemarle Corp.	561,599	32,786
Royal Gold Inc.	455,361	26,024
HB Fuller Co.	353,386	14,832
Stepan Co.	157,804	6,987
		1,372,742
Consumer Goods (19.2%)
PepsiCo Inc.	10,750,253	1,033,852
Coca-Cola Co.	24,145,090	1,011,196
NIKE Inc. Class B	4,995,888	464,468
Colgate-Palmolive Co.	6,488,735	433,967
Monsanto Co.	3,706,147	426,355
Archer-Daniels-Midland Co.	4,648,747	218,491
VF Corp.	3,109,602	210,458
Genuine Parts Co.	1,085,409	105,372
Stanley Black & Decker Inc.	1,098,646	102,877
Hormel Foods Corp.	1,861,678	100,363
Bunge Ltd.	1,041,530	92,332
Brown-Forman Corp. Class B	908,970	84,234
JM Smucker Co.	732,328	76,162
Church & Dwight Co. Inc.	968,696	70,143
Polaris Industries Inc.	464,181	70,026
McCormick & Co. Inc.	840,518	59,441
Hasbro Inc.	924,902	53,210
Flowers Foods Inc.	1,473,677	28,000
Nu Skin Enterprises Inc. Class A	420,143	22,196
Lancaster Colony Corp.	192,700	17,630
Andersons Inc.	199,069	12,687
Tootsie Roll Industries Inc.	267,562	7,933
		4,701,393
Consumer Services (15.2%)
Wal-Mart Stores Inc.	12,347,260	941,725
CVS Health Corp.	8,349,225	716,447
Walgreen Co.	6,709,205	430,865
Lowe's Cos. Inc.	7,272,898	416,010
TJX Cos. Inc.	5,021,828	317,982
Target Corp.	4,469,104	276,280
Cardinal Health Inc.	2,421,052	190,004
Ross Stores Inc.	1,517,417	122,486
Tiffany & Co.	904,088	86,901

Family Dollar Stores Inc.	803,252	62,887
FactSet Research Systems Inc.	302,037	39,700
Rollins Inc.	1,031,861	32,885
Casey's General Stores Inc.	271,903	22,261
John Wiley & Sons Inc. Class A	349,553	20,410
Cracker Barrel Old Country Store Inc.	168,302	19,414
Aaron's Inc.	508,065	12,580
Matthews International Corp. Class A	231,813	10,682
		3,719,519
Financials (7.0%)
ACE Ltd.	2,377,120	259,819
Franklin Resources Inc.	4,454,373	247,708
Aflac Inc.	3,218,442	192,238
McGraw Hill Financial Inc.	1,913,477	173,131
Chubb Corp.	1,734,147	172,305
T. Rowe Price Group Inc.	1,851,539	151,993
WR Berkley Corp.	907,841	46,790
SEI Investments Co.	1,196,691	46,264
PartnerRe Ltd.	364,555	42,175
Axis Capital Holdings Ltd.	791,508	38,103
HCC Insurance Holdings Inc.	704,947	36,791
Cullen/Frost Bankers Inc.	428,946	34,663
Brown & Brown Inc.	1,027,371	32,732
Eaton Vance Corp.	856,303	31,538
Commerce Bancshares Inc.	677,858	30,680
RenaissanceRe Holdings Ltd.	294,184	30,398
Prosperity Bancshares Inc.	467,750	28,247
StanCorp Financial Group Inc.	308,607	21,467
UMB Financial Corp.	319,532	19,038
Bank of the Ozarks Inc.	520,783	18,352
RLI Corp.	303,411	15,046
American Equity Investment Life Holding Co.	503,813	13,003
Community Bank System Inc.	285,435	10,889
Westamerica Bancorporation	186,612	9,208
BancFirst Corp.	108,445	7,049
Infinity Property & Casualty Corp.	81,056	5,918
1st Source Corp.	171,602	5,369
Community Trust Bancorp Inc.	122,546	4,406
Westwood Holdings Group Inc.	58,443	3,945
		1,729,265
Health Care (10.6%)
Johnson & Johnson	10,012,397	1,079,136
Medtronic Inc.	7,049,431	480,489
Abbott Laboratories	10,895,731	474,945
Stryker Corp.	2,668,128	233,541
Becton Dickinson and Co.	1,362,887	175,404
CR Bard Inc.	547,914	89,842
West Pharmaceutical Services Inc.	496,900	25,466
Owens & Minor Inc.	445,381	14,840
Healthcare Services Group Inc.	494,929	14,739
		2,588,402
Industrials (23.5%)
3M Co.	4,679,283	719,533
United Technologies Corp.	6,462,564	691,494
Caterpillar Inc.	4,503,722	456,723
FedEx Corp.	2,204,601	369,050

	General Dynamics Corp.	2,416,592	337,743
	Emerson Electric Co.	4,963,769	317,979
	Automatic Data Processing Inc.	3,402,144	278,227
	Illinois Tool Works Inc.	2,999,939	273,144
	Norfolk Southern Corp.	2,186,907	241,959
	Deere & Co.	2,610,482	223,301
	Northrop Grumman Corp.	1,530,384	211,132
	Sherwin-Williams Co.	708,196	162,574
	Parker-Hannifin Corp.	1,052,958	133,757
	WW Grainger Inc.	485,774	119,889
	Roper Industries Inc.	702,869	111,264
	Dover Corp.	1,200,462	95,365
	Pentair plc	1,393,459	93,431
	Fastenal Co.	2,095,460	92,284
	CH Robinson Worldwide Inc.	1,070,956	74,121
	Cintas Corp.	846,236	61,978
	Expeditors International of Washington Inc.	1,431,301	61,059
	Valspar Corp.	602,965	49,540
	Donaldson Co. Inc.	1,026,263	42,672
	Lincoln Electric Holdings Inc.	571,987	41,458
	Carlisle Cos. Inc.	451,074	40,092
	MDU Resources Group Inc.	1,337,480	37,690
	Jack Henry & Associates Inc.	603,795	36,119
	Nordson Corp.	454,586	34,799
	Graco Inc.	429,706	33,732
	AO Smith Corp.	551,232	29,408
	ITT Corp.	645,275	29,076
	AptarGroup Inc.	462,855	28,808
	Bemis Co. Inc.	718,470	27,640
	MSC Industrial Direct Co. Inc. Class A	338,848	27,437
^	Valmont Industries Inc.	189,393	25,790
	Toro Co.	401,116	24,761
	CLARCOR Inc.	356,158	23,848
	MSA Safety Inc.	262,695	15,097
	Franklin Electric Co. Inc.	336,638	12,570
	ABM Industries Inc.	393,959	10,889
	Tennant Co.	130,636	9,632
	Brady Corp. Class A	344,836	8,221
^	Lindsay Corp.	91,367	8,013
	McGrath RentCorp	181,909	6,645
	Raven Industries Inc.	257,166	6,519
	Gorman-Rupp Co.	185,518	5,888
	Badger Meter Inc.	101,896	5,800
	Cass Information Systems Inc.	81,032	3,852
	Mesa Laboratories Inc.	24,202	1,848
			5,753,851
Oil & Gas (8.0%)
	Exxon Mobil Corp.	9,580,719	926,551
	Occidental Petroleum Corp.	5,620,554	499,836
	EOG Resources Inc.	3,856,984	366,606
	Murphy Oil Corp.	1,293,330	69,051
	Helmerich & Payne Inc.	759,474	65,938
	Energen Corp.	513,474	34,762
	CARBO Ceramics Inc.	163,130	8,429
			1,971,173

Technology (9.7%)
QUALCOMM Inc.			11,940,885	937,479
International Business Machines Corp.			4,981,068	818,888
Texas Instruments Inc.			7,655,682	380,181
Analog Devices Inc.			2,206,734	109,498
Linear Technology Corp.			1,666,250	71,382
Harris Corp.			754,022	52,480
				2,369,908
Telecommunications (0.1%)
Telephone & Data Systems Inc.			717,635	18,400
Atlantic Tele-Network Inc.			111,392	7,484
				25,884
Utilities (1.0%)
ONEOK Inc.			1,467,267	86,481
UGI Corp.			1,215,842	45,825
National Fuel Gas Co.			591,780	40,969
Aqua America Inc.			1,248,135	32,701
MGE Energy Inc.			244,714	10,883
American States Water Co.			273,587	9,789
California Water Service Group			337,008	8,772
Chesapeake Utilities Corp.			102,135	4,946
Connecticut Water Service Inc.			77,537	2,882
				243,248
Total Common Stocks (Cost $18,780,026)				24,475,385

	Coupon
Temporary Cash Investments (0.1%)[1]
Money Market Fund (0.1%)
[2,3] Vanguard Market Liquidity Fund	0.114%		19,054,177	19,054

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank Discount Notes	0.074%	12/5/14	800	800
[4,5] Federal Home Loan Bank Discount Notes	0.032%	12/24/14	1,000	1,000
				1,800
Total Temporary Cash Investments (Cost $20,854)				20,854
Total Investments (100.0%) (Cost $18,800,880)				24,496,239
Other Assets and Liabilities-Net (0.0%)[3]				(313)
Net Assets (100%)				24,495,926

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,078,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $7,255,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Cash of $1,100,000 has been segregated as initial margin for open futures contracts.

Dividend Appreciation Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	24,475,385	—	—
Temporary Cash Investments	19,054	1,800	—
Futures Contracts—Assets[1]	234	—	—
Total	24,494,673	1,800	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Dividend Appreciation Index Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At October 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	December 2014	30	15,086	224
E-mini S&P 500 Index	December 2014	55	5,531	135
				359

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At October 31, 2014, the cost of investment securities for tax purposes was $18,801,000. Net unrealized appreciation of investment securities for tax purposes was $5,695,359,000, consisting of unrealized gains of $5,802,675,000 on securities that had risen in value since their purchase and $107,316,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD SPECIALIZED FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SPECIALIZED FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: December 18, 2014
VANGUARD SPECIALIZED FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF EXECUTIVE OFFICER
Date: December 18, 2014

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620,
Incorporated by Reference.